FINANCIAL RISK MANAGEMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 23, 2005
Cash	$ 30,709	$ 1,689,511	$ 6,935,012	$ 5,331,916	$ 0
Prepaids and advances	65,017	205,558
Accounts payable	(557,330)	(390,349)
Accrued liabilities	(221,019)	(97,226)
Omani Rial [Member]
Cash	1,080
Prepaids and advances	1,150
Accounts payable	0
Accrued liabilities	(82,389)
Total foreign currency working capital	(80,159)
US$ exchange rate at December 31, 2013	2.5909
Total foreign currency net working capital in US$	(207,684)
Impact of a 10% strengthening of the US$ on net loss	(20,768)
Canadian Dollar [Member]
Cash	13,662
Prepaids and advances	4,162
Accounts payable	(120,310)
Accrued liabilities	(1,500)
Total foreign currency working capital	(103,986)
US$ exchange rate at December 31, 2013	0.9402
Total foreign currency net working capital in US$	(97,768)
Impact of a 10% strengthening of the US$ on net loss	(9,777)
Turkish Lira [Member]
Cash	27,399
Prepaids and advances	108,333
Accounts payable	(7,498)
Accrued liabilities	0
Total foreign currency working capital	128,234
US$ exchange rate at December 31, 2013	0.4673
Total foreign currency net working capital in US$	59,924
Impact of a 10% strengthening of the US$ on net loss	5,992
British Pound [Member]
Cash	0
Prepaids and advances	0
Accounts payable	(58,723)
Accrued liabilities	0
Total foreign currency working capital	(58,723)
US$ exchange rate at December 31, 2013	1.6573
Total foreign currency net working capital in US$	(97,322)
Impact of a 10% strengthening of the US$ on net loss	$ (9,732)